Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2025

Investments	Geographic Region	Shares	Cost	Fair Value		% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f) - 77.9%
Apollo Hybrid Value Fund, L.P. (a)(e)	Americas		$ 9,398,972	$ 11,588,640		8.3%		$ 2,189,668
Apollo Investment Fund VI L.P. (a)(k)	Americas		47,122	84,956		0.1		37,834
Apollo Investment Fund X L.P. (a)(e)	Americas		3,726,960	4,483,095		3.2		756,135
Bain Capital Fund X, L.P. (a)(k)	Americas		4,371,268	4,221,838		3.0		(149,430)
Bain Capital Special Situations Asia, L.P. (a)(e)(g)	Asia		3,247,783	3,697,464		2.6		449,681
Blackstone Capital Partners IX LP (a)(e)	Americas		547,568	518,968		0.4		(28,600)
Blackstone Partners V LP (a)(k)	Americas		46,242	26,889		0.0	(h)	(19,353)
Blackstone Partners VIII LP (a)(e)	Americas		2,349,597	2,985,406		2.1		635,809
Bridge Debt Strategies Fund II LP (a)(e)	Americas		777,597	506,496		0.4		(271,101)
Carlyle Direct Alternative Opportunities Fund II (a)(e)	Americas		3,883,262	3,885,687		2.8		2,425
Carlyle Partners VIII, L.P. (a)(e)	Americas		6,277,579	6,587,913		4.7		310,334
Ellington Private Opportunities Partners II LP (a)(c)(e)	Americas		10	2,033,509		1.5		2,033,499
Ellington Private Opportunities Partners III LP (a)(e)	Americas		2,169,000	3,055,350		2.2		886,350
Guggenheim Private Debt Fund 2.0, LLC (a)(e)	Americas		562,410	68,809		0.1		(493,601)
Hellman & Friedman Capital Partners X LP (a)(e)	North America & Europe		462,579	467,581		0.3		5,002
Hellman & Friedman Capital Partners XI LP (a)(e)	North America & Europe		-	(19,139)	(j)	(0.0)	(i)	(19,139)
KKR Americas Fund XII L.P. (a)(e)	Americas		1,627,726	2,545,925		1.8		918,199
KKR Asian Fund III L.P. (a)(e)	Asia		2,746,212	3,334,548		2.4		588,336
KKR European Fund V (a)(e)	Europe		2,677,667	2,816,055		2.0		138,388
KKR Indigo Equity Partners (a)(e)	Americas		1,959,607	2,266,487		1.6		306,880
KKR North America Fund XI L.P. (a)(e)	Americas		5,535,084	3,431,468		2.5		(2,103,616)
KKR North America Fund XIII L.P. (a)(e)	Americas		3,525,101	4,138,707		3.0		613,606
Silver Lake Alpine II, L.P. (a)(e)	Americas		3,800,221	4,584,507		3.3		784,286
Silver Lake Partners VII, L.P. (a)(e)	Americas		3,199,788	3,986,709		2.8		786,921
TPG Healthcare Partners, L.P. (a)(e)	Americas		4,588,689	5,681,699		4.1		1,093,010
TPG Partners VIII, L.P. (a)(e)	Americas		6,033,685	8,945,497		6.4		2,911,812
TPG Partners IX L.P. (a)(e)	Americas		6,029,391	6,487,291		4.6		457,900
Warburg Pincus Global Growth, L.P. (a)(e)	Global		6,755,499	12,259,514		8.8		5,504,015
Warburg Pincus Global Growth 14, L.P. (a)(e)	Global		2,872,100	4,119,178		2.9		1,247,078
TOTAL PRIVATE FUNDS			$ 89,218,719	$ 108,791,047		77.9%		$ 19,572,328

EXCHANGE-TRADED FUNDS - 5.5%
FIXED INCOME - 5.5%
Invesco Senior Loan ETF	Americas	95,374	2,013,243	1,995,224		1.4%		(18,019)
Janus Henderson AAA CLO ETF	Americas	74,285	3,780,984	3,769,964		2.7		(11,020)
SPDR Blackstone Senior Loan ETF	Americas	48,362	2,023,948	2,011,375		1.4		(12,573)
TOTAL EXCHANGE-TRADED FUNDS			$ 7,818,175	$ 7,776,563		5.5%		$ (41,612)

MUTUAL FUNDS - 10.2%
OPEN END FUNDS - 10.2%
Credit Suisse Floating Rate High Income Fund - Institutional Class	Americas	339,114	2,143,853	2,112,682		1.5%		(31,171)
DoubleLine Core Fixed Income Fund - Class I	Americas	346,585	3,244,036	3,219,775		2.3		(24,261)
Guggenheim- Total Return Bond Fund - Institutional Class	Americas	156,780	3,731,319	3,751,745		2.7		20,426
Princeton Premium Fund - Class I (b)	Americas	428,619	5,171,184	5,121,996		3.7		(49,188)
TOTAL MUTUAL FUNDS			$ 14,290,392	$ 14,206,198		10.2%		$ (84,194)

SHORT TERM INVESTMENT - 7.6%
MONEY MARKET FUND - 7.6%
First American Government Obligations Fund - Class X 4.24% (a)(d)(e)		10,582,303	10,582,303	10,582,303		7.6%
TOTAL SHORT TERM INVESTMENT			$ 10,582,303	$ 10,582,303		7.6%

TOTAL INVESTMENTS - 101.2% (Cost - $121,909,589)				$ 141,356,111
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%				(1,675,079)
NET ASSETS - 100.0%				$ 139,681,032

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of these securities are restricted to resale.
(b)	Affiliated fund.
(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(d)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.
(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund.
(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2025. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships
(g)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(h)	Percentage rounds to less than 0.1%.
(i)	Percentage rounds to less than (0.1)%.
(j)	Negative balances represent accrued fund expenses and will be offset with future capital calls.
(k)	All or a portion the investment is a holding of MYPE Investments Partners, L.P., a wholly-owned subsidiary of the Fund.